RISK MANAGEMENT - Identifiable collateral (Details) - Commercial lending portfolio [member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	$ 26,436,467	$ 25,112,420
Financial assets, identifiable collateral, fair value	18,425,401	18,221,974
Twelve-month expected credit losses and lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	23,484,250	22,537,899
Financial assets, identifiable collateral, fair value	15,996,375	15,742,699
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	2,952,217	2,574,521
Financial assets, identifiable collateral, fair value	$ 2,429,026	$ 2,479,275